Financial instruments by category (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest income	₩ 109,493	₩ 121,109	₩ 230,557	₩ 193,012
Interest expenses	(351,045)	(385,423)	(798,128)	(988,178)
Foreign currency differences	(61,896)	15,909	4,205	8,501
Gains on disposal	3,560
Gains on valuation	117,845	309,333	455,141	667,835
Losses on repayment	(12)	(17,292)
Losses on valuation	(57,213)
Loss on bond redemption			(69,890)	(283,780)
Total	(239,268)	43,636	(178,115)	(402,610)
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income	109,493	121,109	230,557	193,012
Interest expenses
Foreign currency differences	4,899	20,439	4,205	8,501
Gains on disposal	3,560
Gains on valuation
Losses on repayment
Losses on valuation
Loss on bond redemption
Total	117,952	141,548	234,762	201,513
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expenses
Foreign currency differences
Gains on disposal
Gains on valuation	117,845	309,333
Losses on repayment
Losses on valuation	(57,213)
Loss on bond redemption
Total	60,632	309,333
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expenses	(351,045)	(385,423)	(798,128)	(988,178)
Foreign currency differences	(66,795)	(4,530)
Gains on disposal
Gains on valuation
Losses on repayment	(12)	(17,292)
Losses on valuation
Loss on bond redemption			(69,890)	(283,780)
Total	₩ (417,852)	₩ (407,245)	(868,018)	(1,271,958)
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expenses
Foreign currency differences
Gains on valuation			455,141	667,835
Loss on bond redemption
Total			₩ 455,141	₩ 667,835